General information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Himalaya Shipping Ltd. was incorporated in Bermuda on March 17, 2021. We are listed on the New York Stock Exchange under the ticker HSHP and on the Euronext Expand, operated by the Oslo Stock Exchange, under the ticker HSHP. Himalaya Shipping Ltd. was founded for the purpose of owning high-quality Newcastlemax dry bulk vessels in the range of 210,000 dead weight tonnes (“dwt”) which are or will be equipped with the latest generation dual fuel LNG technology. As of December 31, 2023, we have a total of six vessels in operation and have agreements to acquire six dual fueled Newcastlemax dry bulk vessels, which are under construction. Of the six vessels under construction at December 31, 2023, three were delivered in January 2024 and the remaining are expected to be delivered by the second quarter of 2024. The Company has entered into sale and leaseback financing arrangements for its vessels and newbuildings which are described in Note 12.

As used herein, and unless otherwise required by the context, the term “Himalaya Shipping” refers to Himalaya Shipping Ltd. and the terms “Company,” “we,” “Group,” “our” and words of similar import refer to Himalaya Shipping and its consolidated companies. The use herein of such terms as “group,” “organization,” “we,” “us,” “our” and “its” or references to specific entities, is not intended to be a precise description of corporate relationships.

Going concern

The financial statements have been prepared on a going concern basis.

The Company previously concluded in its Financial Statements for the year ended December 31, 2022, that a substantial doubt existed over the Company’s ability to continue as a going concern due to its dependence on debt and equity financing to finance the scrubber installation under the current newbuilding contracts for the Company’s vessels as well as working capital requirements. In April 2023, the Company, in its Initial Public Offering in the U.S. (the “IPO”), issued 8,630,000 common shares of par value $1.00 each (including 910,000 common shares in the subsequent exercise of the over-allotment option) at $5.80 per share which generated net proceeds of $44.9 million. In addition, in December 2023, the Company issued 3,117,143 common shares of par value $1.00 each in a private placement at $5.64 per share which generated net proceeds of $16.9 million. Also, additional financing under the existing sale and leaseback arrangement with AVIC was obtained to finance the scrubber installation on the first four vessels. We expect that the net proceeds from the IPO and the private placement will enable the Company to finance working capital requirements and the scrubber installation on the remaining vessels. We believe the prior conclusion on March 30, 2023 of substantial doubt over going concern has been alleviated.

As of December 31, 2023, the Company has cash and cash equivalents of $25.6 million. In addition, the Company has $10.0 million available to drawdown under the Drew Revolving Credit Facility.

We believe that we will have sufficient resources to satisfy our obligations in the ordinary course of business for the 12-month period from the date these Consolidated Financial Statements were issued. We have performed stress testing with respect to our forecasted cash positions under various scenarios, and accordingly, we believe we will meet our obligations as and when they fall due.